8. WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
NOTE 8. WARRANTS

On April 25, 2012, at the closing of the April Private Placement (see Note 5), the Company issued warrants to the Investors to purchase up to an aggregate amount of 2,514,642 shares of common stock with an exercise price of $1.185. The warrants have an initial exercise date of April 25, 2012 and a three-year term.  Also on April 25, 2012, in connection with the Conversion Agreement (see Note 4) between the Company and DermaStar, a related party, the Company issued to DermaStar a warrant to purchase up to 241,308 shares of the Company’s common stock with an exercise price of $1.185 per share.  The warrant has an initial exercise date of April 25, 2012 and a three-year term.

The warrants issued as part of the April Private Placement and to DermaStar have mandatory exercise provisions providing that the Company may require the holders of the warrants to exercise the warrants in full but not in part within twenty (20) business days after the date of the Mandatory Exercise Notice (as defined below), by delivering a written notice to each holder of a warrant (the “Mandatory Exercise Notice”); provided that (i) the value weighted average price of the Company’s common stock for ten (10) consecutive trading days is equal to or greater than the exercise price, (ii) the Company has received a Filing Review Notification (commonly referred to as a “74 Day Letter”) from the U.S. Food and Drug Administration regarding the status of the Company’s Impracor topical non-steroidal anti-inflammatory drug, and (iii) sufficient shares of the Company’s common stock are authorized and reserved for issuance upon full exercise of the warrants.

A summary of the activity of the warrants for the six months ended June 30, 2012 is as follows:

	Number of Shares Subject to Warrants Outstanding	Weighted Avg. Exercise Price

Warrants outstanding - January 1, 2012	95,498	$33.16
Granted	2,755,950	1.19
Exercised	-
Expired	-	-
Warrants outstanding and exercisable - June 30, 2012	2,851,448	$2.25
Weighted average remaining contractual life of the outstanding warrants in years - June 30, 2012	2.74

A summary of the status of the warrants for the year ended December 31, 2011 is as follows:

	Number of Shares Subject to Warrants Outstanding	Weighted Avg. Exercise Price

Warrants outstanding - January 1, 2011	96,123	$32.80
Granted	-
Exercised	-
Expired	(625)	16.00
Warrants outstanding and exercisable - December 31, 2011	95,498	$33.16
Weighted average remaining contractual life of the outstanding warrants in years - December 31, 2011	0.91

The expiration of the outstanding warrants at December 31, 2011 occurs through May 2013 at various dates.

On April 24, 2008, the Company entered into a one-year consulting agreement with a firm to provide the Company with financial advisory services. As compensation for the services, the Company issued a three-year warrant to purchase 625 shares of the Company’s common stock at a cash and cashless price of $16.00 per share. The fair value of the warrant, determined based on the Black-Scholes pricing model, this warrant expired during the year ended December 31, 2011.